SHAREHOLDERS' EQUITY (Details) (USD $)	12 Months Ended				1 Months Ended		3 Months Ended	12 Months Ended				12 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 10, 2013 Champion	Dec. 31, 2011 Common stock	Sep. 30, 2011 Common stock	Mar. 31, 2012 Common stock	Dec. 31, 2013 Common stock	Dec. 31, 2012 Common stock	Dec. 31, 2011 Common stock	May 31, 2011 Common stock	Dec. 31, 2013 Common stock Champion	Apr. 10, 2013 Common stock Champion	Aug. 31, 2011 Common stock Nalco Holding Company ("Nalco")	Dec. 02, 2011 Common stock Nalco Holding Company ("Nalco")	Dec. 31, 2013 Undesignated preferred stock	Dec. 31, 2012 Undesignated preferred stock
Shareholder's Equity
Par value of common stock (in dollars per share)	$ 1.00	$ 1.00			$ 1.00			$ 1.00	$ 1.00	$ 1.00
Authorized common stock (in shares)	800,000,000	800,000,000			800,000,000			800,000,000	800,000,000	800,000,000
Dividend declared, per share of common stock (in dollars per share)	$ 0.9650	$ 0.8300	$ 0.7250					$ 0.9650	$ 0.8300	$ 0.7250
Preferred stock, shares authorized																15,000,000
Number of undesignated preferred stock designated as Series A Junior Participating Preferred Stock		400,000
Remaining number of undesignated shares																	14,600,000
Common stock, shares issued													6,596,444		68,316,283
Consideration transferred in the form of common stock, and deposited in an escrow fund to satisfy adjustments to consideration and indemnification obligations (in shares)													1,258,115
Portion of consideration transferred and deposited in an escrow account to fund post-closing adjustments to the consideration and covenant and other indemnification obligations				$ 100,000,000
Common stock, shares authorized to be repurchased											15,000,000
Additional shares authorized to be repurchased contingent upon merger														10,000,000
Common Stock, value of share repurchase program						1,000,000,000
Amount of common stock to be repurchased under ASR agreement					$ 500,000,000
Shares received under ASR agreement					8,330,379		122,314
Common stock, shares reacquired through open and private market purchases								3,096,464	2,600,569	3,491,425
Number of shares repurchased from escrow account												1,258,115
Shares authorized to be repurchased								12,713,632
Number of shares reacquired related to the exercise of stock options and the vesting of stock awards								346,941	734,857	187,454